SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions and Other Adjustments(1)	Balance at End of Period
	(in thousands)
Year Ended December 31, 2011
Allowance for doubtful accounts	$120,468	$101,967	$(125,474)	$96,961
Valuation allowance for deferred tax assets	165,994	—	(2,919)	163,075

Year Ended December 31, 2010
Allowance for doubtful accounts	$97,653	$123,352	$(100,537)	$120,468
Valuation allowance for deferred tax assets	182,308	—	(16,314)	165,994

Year Ended December 31, 2009
Allowance for doubtful accounts	$69,603	$105,260	$(77,210)	$97,653
Valuation allowance for deferred tax assets	26,744	78,761	76,803	182,308

(1)
Includes the impact of foreign currency translation adjustments.